Quarterly Holdings Report
for

Fidelity® Stock Selector All Cap Fund

June 30, 2020

FSS-QTLY-0820
1.804827.116

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value (000s)
Fidelity Communication Services Central Fund (a)	4,090,613	$935,237
Fidelity Consumer Discretionary Central Fund (a)	2,526,742	927,719
Fidelity Consumer Staples Central Fund (a)	2,999,251	598,800
Fidelity Energy Central Fund (a)	3,791,336	249,470
Fidelity Financials Central Fund (a)	13,934,567	1,207,012
Fidelity Health Care Central Fund (a)	2,681,841	1,418,238
Fidelity Industrials Central Fund (a)	2,648,444	676,677
Fidelity Information Technology Central Fund (a)	4,842,268	2,622,088
Fidelity Materials Central Fund (a)	1,051,423	191,275
Fidelity Utilities Central Fund (a)	1,425,566	238,754
TOTAL EQUITY CENTRAL FUNDS
(Cost $7,004,568)		9,065,270

Money Market Central Funds - 0.0%
Fidelity Cash Central Fund 0.12% (b)
(Cost $1,624)	1,623,613	1,624
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $7,006,192)		9,066,894
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(5,041)
NET ASSETS - 100%		$9,061,853

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$13
Fidelity Communication Services Central Fund	29,522
Fidelity Consumer Discretionary Central Fund	26,261
Fidelity Consumer Staples Central Fund	11,585
Fidelity Energy Central Fund	6,603
Fidelity Financials Central Fund	54,218
Fidelity Health Care Central Fund	20,268
Fidelity Industrials Central Fund	8,685
Fidelity Information Technology Central Fund	72,809
Fidelity Materials Central Fund	2,310
Fidelity Utilities Central Fund	13,694
Total	$245,968

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Communication Services Central Fund	$770,403	$144,088	$67,099	$(902)	$88,747	$935,237	46.9%
Fidelity Consumer Discretionary Central Fund	815,865	119,167	66,941	(1,343)	60,971	927,719	43.3%
Fidelity Consumer Staples Central Fund	576,832	87,811	49,653	(1,060)	(15,130)	598,800	46.2%
Fidelity Energy Central Fund	355,569	33,865	22,613	(9,451)	(107,900)	249,470	45.7%
Fidelity Financials Central Fund	1,387,365	155,769	99,843	(6,889)	(229,390)	1,207,012	42.3%
Fidelity Health Care Central Fund	1,115,522	95,717	117,120	6,612	317,507	1,418,238	43.8%
Fidelity Industrials Central Fund	746,455	63,027	54,616	(5,316)	(72,873)	676,677	42.6%
Fidelity Information Technology Central Fund	1,906,027	245,261	180,575	(2,126)	653,501	2,622,088	45.1%
Fidelity Materials Central Fund	192,074	27,550	15,949	(3,409)	(8,991)	191,275	41.7%
Fidelity Utilities Central Fund	273,240	39,375	22,106	(600)	(51,155)	238,754	43.0%
Total	$8,139,352	$1,011,630	$696,515	$(24,484)	$635,287	$9,065,270

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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